Pension And Postretirement Benefits (Net Periodic Benefit Cost) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Actuarial (gain) loss	$ 6,280	$ 2,521	$ 215
Reduction of postretirement benefit cost due to the Medicare Prescription Drug Improvement and Modernization Act of 2003	280	237	255
Pension Benefit [Member]
Service cost - benefits earned during the period	1,186	1,075	1,070
Interest cost	2,958	3,150	3,355
Expected return on assets	(3,690)	(3,775)	(3,766)
Amortization of prior service cost (credit)	(15)	(16)	58
Actuarial (gain) loss	4,498	1,768	(103)
Net periodic benefit cost (benefit)	4,937	2,202	614
Postretirement Benefit [Member]
Service cost - benefits earned during the period	362	348	334
Interest cost	2,051	2,257	2,434
Expected return on assets	(1,040)	(943)	(784)
Amortization of prior service cost (credit)	(694)	(624)	(469)
Actuarial (gain) loss	1,672	510	124
Net periodic benefit cost (benefit)	2,351	1,548	1,639
Supplemental Retirement Plans [Member]
Service cost - benefits earned during the period	14	12	11
Interest cost	126	134	140
Amortization of prior service cost (credit)	2	2	5
Actuarial (gain) loss	81	186	82
Net periodic benefit cost (benefit)	$ 223	$ 334	$ 238